Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Schedule of operating segments

Half-year to 30 June 2025	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	4,710	1,623	213	6,546
Other income	1,251	544	494	2,289
Total income	5,961	2,167	707	8,835
Operating expenses	(3,715)	(1,156)	(764)	(5,635)
Impairment (charge) credit	(342)	(99)	(1)	(442)
Profit before tax	1,904	912	(58)	2,758

External income (expense)	7,348	1,431	56	8,835
Inter-segment (expense) income	(1,387)	736	651	–
Segment income	5,961	2,167	707	8,835

Half-year to 30 June 2024	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	4,429	1,636	157	6,222
Other income	837	521	796	2,154
Total income	5,266	2,157	953	8,376
Operating expenses	(3,563)	(1,149)	(724)	(5,436)
Impairment (charge) credit	(195)	69	4	(122)
Profit before tax	1,508	1,077	233	2,818

External income (expense)	6,254	2,829	(707)	8,376
Inter-segment (expense) income	(988)	(672)	1,660	–
Segment income	5,266	2,157	953	8,376

	Retail £m	Commercial Banking £m	Other £m	Total £m
At 30 June 2025
External assets	396,235	82,448	143,874	622,557
External liabilities	329,490	142,093	108,965	580,548

At 31 December 2024
External assets	386,199	82,731	142,283	611,213
External liabilities	324,727	135,396	111,343	571,466